Subsequent Events (Details) - USD ($) $ in Millions	May 04, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Interest payable		$ 2.5	$ 0.0
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Voting rights, percentage	50.00%
Interest payable settled in cash	$ 4.4
Entering into significant commitments or contingent liabilities | Unsecured Notes
Disclosure of non-adjusting events after reporting period [line items]
Interest payable	$ 8.8